Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Current assets
Cash and cash equivalents	$ 122,176	$ 46,729
Inventory	0	7,256
Deposits and prepaid expenses	10,681	3,120
Total current assets	132,857	57,105
Notes receivable	35,400	0
Operating lease right-of-use asset	1,575,792	0
Property and equipment, net of accumulated depreciation	944,999	351,393
Intangible assets, net of accumulated amortization	224,890	196,951
Goodwill	0	172,254
Total Assets	2,913,938	777,703
Current liabilities
Accounts payable & accrued liabilities	253,663	131,700
Deferred revenue	119,504	13,992
Note payable- current maturity	158,200	14,000
Note payable- in default	14,000	0
Payable due for business acquisitions	0	15,000
Convertible notes payable, net of discount	1,074,733	598,150
Derivative liabilities	1,137,623	58,790
Due to shareholder	0	711
Lease liability, current	264,165	0
Total current liabilities	3,021,888	832,343
Lease liability, long-term	1,319,457	0
Note payable- long-term	105,929	156,727
Total Liabilities	4,447,274	989,070
Stockholders' Deficit
Common stock, $0.00001 par value; 5,000,000,000 shares authorized; 1,081,390,550 and 539,267,304 shares issued and outstanding at March 31, 2021 and 2020, respectively	10,815	5,394
Additional paid in capital	7,652,677	3,600,197
Accumulated deficit	(9,197,248)	(3,816,978)
Total Stockholders' Equity	(1,533,336)	(211,367)
Total Liabilities and Stockholders' Equity	2,913,938	777,703
Series A Preferred Stock [Member]
Stockholders' Deficit
Preferred stock value	20	20
Series B Preferred Stock [Member]
Stockholders' Deficit
Preferred stock value	$ 400	$ 0